Risks and Concentration - Summary of Customers with Greater than 10% of Accounts Receivables (Parenthetical) (Details) - Accounts Receivables - Customer Concentration Risk - Advertising Platform/Customer
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Customer B
Concentration Risk [Line Items]
Concentration of accounts receivable percentage		60.00%
Customer B | Maximum
Concentration Risk [Line Items]
Concentration of accounts receivable percentage	10.00%
Customer F
Concentration Risk [Line Items]
Concentration of accounts receivable percentage	10.00%
Customer F | Maximum
Concentration Risk [Line Items]
Concentration of accounts receivable percentage		10.00%